Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	$ (680)
At the end of the year	(331)	$ (680)
Major plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(558)
Remeasurement of defined benefit obligation	(846)	(1,832)
Past service cost related to plan amendments	(4)	(3)
Return on plan assets excluding interest income	2,639	2,324
Asset ceiling effect excluding interest expense and foreign currency translation	(1,821)	(814)
At the end of the year	(219)	(558)
Major plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	33,795	29,970
Current service cost	500	453
Interest expense	147	190
Plan participant contributions	266	259
Remeasurement of defined benefit obligation	846	1,832
of which: actuarial (gains) / losses due to changes in demographic assumptions	69	(212)
of which: actuarial (gains) / losses due to changes in financial assumptions	(759)	1,621
of which: experience (gains) / losses	1,535	423
Past service cost related to plan amendments	4	3
Curtailments	(80)	0
Benefit payments	(1,357)	(1,409)
Other movements	1	(4)
Foreign currency translation	(880)	2,501
At the end of the year	33,242	33,795
Major plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	38,100	33,176
Plan participant contributions	266	259
Benefit payments	(1,357)	(1,409)
Other movements	1	0
Return on plan assets excluding interest income	2,639	2,324
Interest income	159	196
Employer contributions	779	792
Administration expenses, taxes and premiums paid	(17)	(17)
Foreign currency translation	(969)	2,779
At the end of the year	39,601	38,100
Major plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,862	3,724
Interest expense on asset ceiling effect	15	12
Asset ceiling effect excluding interest expense and foreign currency translation	1,821	814
Foreign currency translation	(121)	313
At the end of the year	6,577	4,862
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0
Remeasurement of defined benefit obligation	(837)	(1,279)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	2,322	1,818
Asset ceiling effect excluding interest expense and foreign currency translation	(1,821)	(814)
At the end of the year	0	0
Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	27,728	24,496
Current service cost	494	447
Interest expense	58	72
Plan participant contributions	266	259
Remeasurement of defined benefit obligation	837	1,279
of which: actuarial (gains) / losses due to changes in demographic assumptions	51	(164)
of which: actuarial (gains) / losses due to changes in financial assumptions	(678)	983
of which: experience (gains) / losses	1,464	460
Past service cost related to plan amendments	0	0
Curtailments	(80)	0
Benefit payments	(1,097)	(1,153)
Other movements	0	(4)
Foreign currency translation	(809)	2,333
At the end of the year	27,398	27,728
Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	32,590	28,219
Plan participant contributions	266	259
Benefit payments	(1,097)	(1,153)
Other movements	0	0
Return on plan assets excluding interest income	2,322	1,818
Interest income	74	84
Employer contributions	763	729
Administration expenses, taxes and premiums paid	(13)	(13)
Foreign currency translation	(930)	2,647
At the end of the year	33,975	32,590
Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,862	3,724
Interest expense on asset ceiling effect	15	12
Asset ceiling effect excluding interest expense and foreign currency translation	1,821	814
Foreign currency translation	(121)	313
At the end of the year	6,577	4,862
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(13)
Remeasurement of defined benefit obligation	(71)	(449)
Past service cost related to plan amendments	0	(3)
Return on plan assets excluding interest income	277	388
Employer contributions		46
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	192	(13)
UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,162	3,654
Current service cost	0	0
Interest expense	58	73
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	71	449
of which: actuarial (gains) / losses due to changes in demographic assumptions	14	(14)
of which: actuarial (gains) / losses due to changes in financial assumptions	(3)	505
of which: experience (gains) / losses	59	(42)
Past service cost related to plan amendments	0	3
Curtailments	0	0
Benefit payments	(148)	(148)
Other movements	0	0
Foreign currency translation	(38)	132
At the end of the year	4,105	4,162
UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,149	3,658
Plan participant contributions	0	0
Benefit payments	(148)	(148)
Other movements	0	0
Return on plan assets excluding interest income	277	388
Interest income	58	73
Employer contributions	0	46
Administration expenses, taxes and premiums paid	0	0
Foreign currency translation	(39)	132
At the end of the year	4,297	4,149
UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(545)
Remeasurement of defined benefit obligation	62	(105)
Past service cost related to plan amendments	(4)	0
Return on plan assets excluding interest income	40	118
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(411)	(545)
US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,905	1,820
Current service cost	6	6
Interest expense	30	45
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(62)	105
of which: actuarial (gains) / losses due to changes in demographic assumptions	4	(34)
of which: actuarial (gains) / losses due to changes in financial assumptions	(78)	134
of which: experience (gains) / losses	12	5
Past service cost related to plan amendments	4	0
Curtailments	0	0
Benefit payments	(112)	(108)
Other movements	1	0
Foreign currency translation	(33)	37
At the end of the year	1,740	1,905
US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,360	1,299
Plan participant contributions	0	0
Benefit payments	(112)	(108)
Other movements	1	0
Return on plan assets excluding interest income	40	118
Interest income	26	38
Employer contributions	16	17
Administration expenses, taxes and premiums paid	(4)	(4)
Foreign currency translation	0	0
At the end of the year	1,329	1,360
US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(123)
At the end of the year	(112)	(123)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(670)
At the end of the year	(315)	(670)
UBS AG | Major plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(558)
Remeasurement of defined benefit obligation	(498)	(1,231)
Past service cost related to plan amendments	(4)	(3)
Return on plan assets excluding interest income	1,637	1,469
Asset ceiling effect excluding interest expense and foreign currency translation	(1,037)	(457)
At the end of the year	(219)	(558)
UBS AG | Major plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	21,686	19,283
Current service cost	291	268
Interest expense	122	159
Plan participant contributions	161	159
Remeasurement of defined benefit obligation	498	1,231
of which: actuarial (gains) / losses due to changes in demographic assumptions	45	(101)
of which: actuarial (gains) / losses due to changes in financial assumptions	(466)	1,204
of which: experience (gains) / losses	919	127
Past service cost related to plan amendments	4	3
Curtailments	(49)	0
Benefit payments	(862)	(898)
Other movements	1	(4)
Foreign currency translation	(527)	1,486
At the end of the year	21,324	21,686
UBS AG | Major plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	23,867	20,864
Plan participant contributions	161	159
Benefit payments	(862)	(898)
Other movements	1	0
Return on plan assets excluding interest income	1,637	1,469
Interest income	127	159
Employer contributions	466	499
Administration expenses, taxes and premiums paid	(11)	(11)
Foreign currency translation	(563)	1,626
At the end of the year	24,821	23,867
UBS AG | Major plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	2,739	2,099
Interest expense on asset ceiling effect	8	7
Asset ceiling effect excluding interest expense and foreign currency translation	1,037	457
Foreign currency translation	(68)	176
At the end of the year	3,716	2,739
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0
Remeasurement of defined benefit obligation	(490)	(677)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	1,319	962
Asset ceiling effect excluding interest expense and foreign currency translation	(1,037)	(457)
At the end of the year	0	0
UBS AG | Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	15,619	13,809
Current service cost	285	262
Interest expense	33	40
Plan participant contributions	161	159
Remeasurement of defined benefit obligation	490	677
of which: actuarial (gains) / losses due to changes in demographic assumptions	26	(53)
of which: actuarial (gains) / losses due to changes in financial assumptions	(385)	565
of which: experience (gains) / losses	848	165
Past service cost related to plan amendments	0	0
Curtailments	(49)	0
Benefit payments	(602)	(641)
Other movements	0	(4)
Foreign currency translation	(456)	1,317
At the end of the year	15,480	15,619
UBS AG | Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	18,358	15,908
Plan participant contributions	161	159
Benefit payments	(602)	(641)
Other movements	0	0
Return on plan assets excluding interest income	1,319	962
Interest income	42	48
Employer contributions	450	436
Administration expenses, taxes and premiums paid	(8)	(8)
Foreign currency translation	(524)	1,495
At the end of the year	19,196	18,358
UBS AG | Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	2,739	2,099
Interest expense on asset ceiling effect	8	7
Asset ceiling effect excluding interest expense and foreign currency translation	1,037	457
Foreign currency translation	(68)	176
At the end of the year	3,716	2,739
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(13)
Remeasurement of defined benefit obligation	(71)	(449)
Past service cost related to plan amendments	0	(3)
Return on plan assets excluding interest income	277	388
Employer contributions		46
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	192	(13)
UBS AG | UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,162	3,654
Current service cost	0	0
Interest expense	58	73
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	71	449
of which: actuarial (gains) / losses due to changes in demographic assumptions	14	(14)
of which: actuarial (gains) / losses due to changes in financial assumptions	(3)	505
of which: experience (gains) / losses	59	(42)
Past service cost related to plan amendments	0	3
Curtailments	0	0
Benefit payments	(148)	(148)
Other movements	0	0
Foreign currency translation	(38)	132
At the end of the year	4,105	4,162
UBS AG | UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,149	3,658
Plan participant contributions	0	0
Benefit payments	(148)	(148)
Other movements	0	0
Return on plan assets excluding interest income	277	388
Interest income	58	73
Employer contributions	0	46
Administration expenses, taxes and premiums paid	0	0
Foreign currency translation	(39)	132
At the end of the year	4,297	4,149
UBS AG | UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(545)
Remeasurement of defined benefit obligation	62	(105)
Past service cost related to plan amendments	(4)	0
Return on plan assets excluding interest income	40	118
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(411)	(545)
UBS AG | US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,905	1,820
Current service cost	6	6
Interest expense	30	45
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(62)	105
of which: actuarial (gains) / losses due to changes in demographic assumptions	4	(34)
of which: actuarial (gains) / losses due to changes in financial assumptions	(78)	134
of which: experience (gains) / losses	12	5
Past service cost related to plan amendments	4	0
Curtailments	0	0
Benefit payments	(112)	(108)
Other movements	1	0
Foreign currency translation	(33)	37
At the end of the year	1,740	1,905
UBS AG | US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,360	1,299
Plan participant contributions	0	0
Benefit payments	(112)	(108)
Other movements	1	0
Return on plan assets excluding interest income	40	118
Interest income	26	38
Employer contributions	16	17
Administration expenses, taxes and premiums paid	(4)	(4)
Foreign currency translation	0	0
At the end of the year	1,329	1,360
UBS AG | US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
UBS AG | Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(112)
At the end of the year	$ (96)	$ (112)